Accounts Payable and Accrued Liabilities	12 Months Ended
Mar. 31, 2018
Accounts Payable And Accrued Liabilities [Abstract]
Accounts Payable and Accrued Liabilities

17.	ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	March 31,	March 31,
	2018	2017

Trade payables	$46,175	$5,661
Accrued liabilities	43,396	9,725

Total accounts payable and accrued liabilities	$89,571	$15,386

The accounts payable and accrued liabilities balance of $89,571 (2017 – $15,386) is comprised of amounts for property, plant and equipment of $62,034 (2017 – $2,804), professional fees of $7,391 (2017 – $1,642), compensation related liabilities of $5,747 (2017 – $2,349), and other miscellaneous liabilities of $14,399 (2017 – 8,591).